Schedule Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Lessor Lease Description [Line Items]
2020	$ 325,810
2021	234,393
2022	176,578
2023	138,419
2024 and thereafter	260,738
Total future minimum lease payments receivable	1,135,938
Owned Fleet
Lessor Lease Description [Line Items]
2020	294,320
2021	216,480
2022	169,623
2023	133,225
2024 and thereafter	245,960
Total future minimum lease payments receivable	1,059,608
Managed Fleet
Lessor Lease Description [Line Items]
2020	31,490
2021	17,913
2022	6,955
2023	5,194
2024 and thereafter	14,778
Total future minimum lease payments receivable	$ 76,330